SHARE CAPITAL	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
SHARE CAPITAL

On February 6, 2013, we received regulatory approval allowing us to purchase for cancellation up to 1,529,687 of our common shares by a normal course issuer bid (“the Bid”) on the Toronto Stock Exchange and NASDAQ Global Market.  The Bid commenced on February 14, 2013 and terminated on February 13, 2014.  During the course of the Bid, no purchases and cancellations were made in 2014 (2013 - 510,439 common shares; 2012 - 800,000 common shares).